Schedule of Portfolio Investments
Boston Trust Asset Management Fund
March 31, 2025 (Unaudited)

Common Stocks (72.9%)
	Shares	Fair Value ($)
Communication Services (5.9%)
Alphabet, Inc., Class A	40,000	6,185,600
Alphabet, Inc., Class C	100,000	15,623,000
Meta Platforms, Inc., Class A	12,000	6,916,320
Netflix, Inc. (a)	4,000	3,730,120
		32,455,040
Consumer Discretionary (6.0%)
Amazon.com, Inc. (a)	60,000	11,415,600
Lowe's Cos., Inc.	10,000	2,332,300
NIKE, Inc., Class B	102,500	6,506,700
O'Reilly Automotive, Inc. (a)	4,500	6,446,610
Ross Stores, Inc.	15,000	1,916,850
Starbucks Corp.	40,000	3,923,600
		32,541,660
Consumer Staples (5.9%)
Church & Dwight Co., Inc.	48,750	5,366,888
Costco Wholesale Corp.	12,000	11,349,360
McCormick & Co., Inc. (Non Voting)	50,000	4,115,500
PepsiCo, Inc.	30,000	4,498,200
Procter & Gamble (The) Co.	25,000	4,260,500
Sysco Corp.	35,000	2,626,400
		32,216,848
Energy (2.7%)
Chevron Corp.	20,000	3,345,800
Exxon Mobil Corp.	94,500	11,238,885
		14,584,685
Financials (13.1%)
American Express Co.	19,750	5,313,737
Berkshire Hathaway, Inc., Class B (a)	20,000	10,651,600
Chubb Ltd.	18,000	5,435,820
Cincinnati Financial Corp.	60,000	8,863,200
FactSet Research Systems, Inc.	13,720	6,237,661
JPMorgan Chase & Co.	75,000	18,397,500
Visa, Inc., Class A	47,500	16,646,850
		71,546,368
Health Care (9.0%)
Becton, Dickinson and Co.	35,000	8,017,100
Edwards Lifesciences Corp. (a)	95,000	6,885,600
Johnson & Johnson	56,500	9,369,960
Mettler-Toledo International, Inc. (a)	3,500	4,133,185
Stryker Corp.	25,000	9,306,250
UnitedHealth Group, Inc.	17,000	8,903,750
Waters Corp. (a)	7,500	2,764,275
		49,380,120
Industrials (9.0%)
Automatic Data Processing, Inc.	65,000	19,859,450
Donaldson Co., Inc.	50,000	3,353,000
Hubbell, Inc.	18,500	6,121,835
Illinois Tool Works, Inc.	25,400	6,299,454
Union Pacific Corp.	25,500	6,024,120
W.W. Grainger, Inc.	7,300	7,211,159
		48,869,018
Information Technology (17.4%)
Accenture PLC, Class A	52,000	16,226,080
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Analog Devices, Inc.	22,500	4,537,575
Apple, Inc.	120,000	26,655,600
Cisco Systems, Inc.	65,000	4,011,150
Microsoft Corp.	90,000	33,785,100
Oracle Corp.	50,000	6,990,500
TE Connectivity PLC	20,000	2,826,400
		95,032,405
Materials (2.3%)
Air Products and Chemicals, Inc.	25,500	7,520,460
AptarGroup, Inc.	32,500	4,822,350
		12,342,810
Utilities (1.6%)
Essential Utilities, Inc.	110,000	4,348,300
Eversource Energy	500	31,055
WEC Energy Group, Inc.	40,000	4,359,200
		8,738,555
TOTAL COMMON STOCKS (Cost $107,889,759)		397,707,509

Corporate Bonds (4.3%)
	Principal Amount ($)
Communication Services (0.0%)(b)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	243,222
Consumer Discretionary (0.6%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	917,848
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	729,400
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	683,326
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	464,063
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	339,345
		3,133,982
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	678,595
Financials (1.5%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	495,509
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,978,452
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	535,543
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	997,968
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(c)	500,000	491,446

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
March 31, 2025 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Financials (continued)
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,984,566
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,991,788
		8,475,272
Health Care (0.7%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	775,120
Merck & Co., Inc., 1.70%, 6/10/27	350,000	332,231
Pfizer, Inc., 3.60%, 9/15/28	500,000	490,982
Stryker Corp., 1.95%, 6/15/30	1,000,000	877,100
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	491,550
Zoetis, Inc., 3.90%, 8/20/28	750,000	736,610
		3,703,593
Industrials (0.8%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,287,159
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	970,808
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	483,843
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,207,763
Union Pacific Corp., 3.95%, 9/10/28	400,000	395,292
		4,344,865
Information Technology (0.5%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,478,487
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	380,979
TOTAL CORPORATE BONDS (Cost $23,689,133)		23,438,995

U.S. Government & U.S. Government Agency Obligations (20.3%)

Federal Farm Credit Bank (2.1%)
3.39%, 2/1/28	2,000,000	1,969,527
3.85%, 12/26/25	2,770,000	2,763,040
3.25%, 2/27/34	1,500,000	1,371,207
3.88%, 9/20/32	1,000,000	975,155
4.38%, 3/3/33	1,500,000	1,501,237
3.50%, 3/2/34	3,000,000	2,808,145
		11,388,311
Federal Home Loan Bank (1.0%)
3.50%, 7/20/32	1,500,000	1,426,689
4.00%, 6/10/33	2,500,000	2,439,466
2.50%, 12/10/27	1,500,000	1,447,152
		5,313,307
U.S. Treasury Bond (5.4%)
5.38%, 2/15/31	5,500,000	5,887,363
4.50%, 2/15/36	15,250,000	15,704,521
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Bond (continued)
3.50%, 2/15/39	4,250,000	3,875,137
4.50%, 2/15/44	4,000,000	3,952,344
		29,419,365
U.S. Treasury Inflation Indexed Note (2.4%)
0.13%, 1/15/30	4,938,840	4,646,298
1.13%, 1/15/33	6,931,925	6,640,380
1.37%, 7/15/33	1,568,955	1,530,349
		12,817,027
U.S. Treasury Note (9.4%)
2.25%, 11/15/27	6,500,000	6,235,430
2.13%, 5/31/26	5,000,000	4,892,383
0.88%, 11/15/30	4,000,000	3,375,625
3.25%, 6/30/29	6,500,000	6,327,344
4.13%, 6/15/26	4,000,000	4,006,094
3.38%, 5/15/33	6,000,000	5,683,359
3.88%, 8/15/33	14,000,000	13,721,094
4.00%, 2/15/34	7,750,000	7,644,648
		51,885,977
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $108,651,394)		110,823,987

Investment Companies (2.4%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.18% (d)	13,135,814	13,135,814
TOTAL INVESTMENT COMPANIES (Cost $13,135,814)		13,135,814
Total Investments (Cost $253,366,100) — 99.9%		545,106,305
Other assets in excess of liabilities — 0.1%		361,028
Net Assets — 100.0%		$545,467,333

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(d)	Rate disclosed is the seven-day yield as of March 31, 2025.

MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Equity Fund
March 31, 2025 (Unaudited)

Common Stocks (99.5%)
	Shares	Fair Value ($)
Communication Services (9.0%)
Alphabet, Inc., Class A	15,000	2,319,600
Alphabet, Inc., Class C	80,000	12,498,400
Meta Platforms, Inc., Class A	7,500	4,322,700
Netflix, Inc. (a)	2,500	2,331,325
		21,472,025
Consumer Discretionary (10.0%)
Amazon.com, Inc. (a)	35,000	6,659,100
Lowe's Cos., Inc.	10,000	2,332,300
Lululemon Athletica, Inc. (a)	7,000	1,981,420
NIKE, Inc., Class B	30,000	1,904,400
O'Reilly Automotive, Inc. (a)	3,075	4,405,184
Ross Stores, Inc.	7,000	894,530
Starbucks Corp.	30,000	2,942,700
TJX (The) Cos., Inc.	21,500	2,618,700
		23,738,334
Consumer Staples (8.2%)
Church & Dwight Co., Inc.	20,000	2,201,800
Costco Wholesale Corp.	8,000	7,566,240
McCormick & Co., Inc. (Non Voting)	34,000	2,798,540
PepsiCo, Inc.	18,000	2,698,920
Procter & Gamble (The) Co.	9,000	1,533,780
Sysco Corp.	34,000	2,551,360
		19,350,640
Energy (3.4%)
Chevron Corp.	13,000	2,174,770
Exxon Mobil Corp.	50,000	5,946,500
		8,121,270
Financials (15.2%)
American Express Co.	10,500	2,825,025
Berkshire Hathaway, Inc., Class B (a)	8,750	4,660,075
Chubb Ltd.	10,000	3,019,900
Cincinnati Financial Corp.	20,000	2,954,400
FactSet Research Systems, Inc.	5,500	2,500,520
JPMorgan Chase & Co.	41,650	10,216,745
Visa, Inc., Class A	28,000	9,812,880
		35,989,545
Health Care (13.6%)
Agilent Technologies, Inc.	20,000	2,339,600
Becton, Dickinson and Co.	15,000	3,435,900
Cooper (The) Cos., Inc. (a)	31,250	2,635,938
Edwards Lifesciences Corp. (a)	22,500	1,630,800
Johnson & Johnson	28,500	4,726,440
Mettler-Toledo International, Inc. (a)	1,500	1,771,365
Stryker Corp.	12,000	4,467,000
UnitedHealth Group, Inc.	10,200	5,342,250
Waters Corp. (a)	10,750	3,962,127
Zoetis, Inc.	12,000	1,975,800
		32,287,220
Industrials (12.6%)
Automatic Data Processing, Inc.	20,000	6,110,600
Deere & Co.	4,750	2,229,412
Donaldson Co., Inc.	15,000	1,005,900
Hubbell, Inc.	10,000	3,309,100
Illinois Tool Works, Inc.	15,000	3,720,150
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Lockheed Martin Corp.	6,000	2,680,260
Union Pacific Corp.	18,500	4,370,440
W.W. Grainger, Inc.	6,500	6,420,895
		29,846,757
Information Technology (21.8%)
Accenture PLC, Class A	24,000	7,488,960
Analog Devices, Inc.	16,500	3,327,555
Apple, Inc.	63,100	14,016,403
Microsoft Corp.	51,000	19,144,890
Oracle Corp.	40,000	5,592,400
TE Connectivity PLC	15,350	2,169,262
		51,739,470
Materials (2.7%)
Air Products and Chemicals, Inc.	14,800	4,364,816
AptarGroup, Inc.	14,250	2,114,415
		6,479,231
Utilities (3.0%)
Essential Utilities, Inc.	100,000	3,953,000
Eversource Energy	6,700	416,137
WEC Energy Group, Inc.	25,000	2,724,500
		7,093,637
TOTAL COMMON STOCKS (Cost $85,979,344)		236,118,129

Investment Companies (0.5%)

Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	1,330,907	1,330,907
TOTAL INVESTMENT COMPANIES (Cost $1,330,907)		1,330,907
Total Investments (Cost $87,310,251) — 100.0%		237,449,036
Liabilities in excess of other assets — (0.0)%(c)		(64,275)
Net Assets — 100.0%		$237,384,761

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Midcap Fund
March 31, 2025 (Unaudited)

Common Stocks (99.0%)
	Shares	Fair Value ($)
Communication Services (1.1%)
Electronic Arts, Inc.	18,630	2,692,407
Consumer Discretionary (10.8%)
AutoZone, Inc. (a)	1,115	4,251,250
Choice Hotels International, Inc.	30,480	4,047,134
DR Horton, Inc.	18,955	2,409,749
Genuine Parts Co.	21,405	2,550,192
Lululemon Athletica, Inc. (a)	12,475	3,531,173
Ross Stores, Inc.	32,040	4,094,392
Ulta Beauty, Inc. (a)	8,915	3,267,704
Williams-Sonoma, Inc.	12,125	1,916,963
		26,068,557
Consumer Staples (7.3%)
BJ's Wholesale Club Holdings, Inc. (a)	42,800	4,883,480
Church & Dwight Co., Inc.	21,805	2,400,512
Hershey (The) Co.	17,120	2,928,034
McCormick & Co., Inc. (Non Voting)	33,465	2,754,504
Sysco Corp.	62,650	4,701,256
		17,667,786
Energy (3.8%)
Baker Hughes Co.	104,525	4,593,874
Magnolia Oil & Gas Corp., Class A	186,085	4,700,507
		9,294,381
Financials (16.9%)
American Financial Group, Inc.	35,215	4,625,138
Brown & Brown, Inc.	23,380	2,908,472
Cboe Global Markets, Inc.	13,220	2,991,554
Cincinnati Financial Corp.	24,980	3,690,046
Cullen/Frost Bankers, Inc.	25,680	3,215,136
East West Bancorp, Inc.	23,520	2,111,155
FactSet Research Systems, Inc.	11,975	5,444,314
Jack Henry & Associates, Inc.	14,115	2,577,399
M&T Bank Corp.	16,305	2,914,519
Northern Trust Corp.	27,280	2,691,172
SEI Investments Co.	71,420	5,544,334
T. Rowe Price Group, Inc.	25,145	2,310,071
		41,023,310
Health Care (13.7%)
Agilent Technologies, Inc.	24,390	2,853,142
Chemed Corp.	4,760	2,928,923
Cooper (The) Cos., Inc. (a)	56,435	4,760,292
Edwards Lifesciences Corp. (a)	46,830	3,394,239
Labcorp Holdings, Inc.	10,870	2,529,884
Medpace Holdings, Inc. (a)	5,715	1,741,303
Mettler-Toledo International, Inc. (a)	3,485	4,115,471
STERIS PLC	17,925	4,062,701
Veeva Systems, Inc., Class A (a)	12,840	2,974,129
Zimmer Biomet Holdings, Inc.	33,580	3,800,585
		33,160,669
Industrials (17.9%)
A O Smith Corp.	36,110	2,360,150
Allegion PLC	26,695	3,482,630
AMETEK, Inc.	25,460	4,382,684
Broadridge Financial Solutions, Inc.	10,775	2,612,507
Core & Main, Inc., Class A (a)	49,080	2,371,055
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Donaldson Co., Inc.	56,835	3,811,355
Expeditors International of Washington, Inc.	27,760	3,338,140
Hubbell, Inc.	9,740	3,223,063
Lincoln Electric Holdings, Inc.	12,460	2,356,934
Nordson Corp.	14,585	2,942,086
Paychex, Inc.	48,905	7,545,063
Paycom Software, Inc.	22,890	5,001,007
		43,426,674
Information Technology (10.3%)
Amdocs Ltd.	26,500	2,424,750
ANSYS, Inc. (a)	8,520	2,697,091
Check Point Software Technologies Ltd. (a)	16,895	3,850,709
NetApp, Inc.	25,260	2,218,838
ON Semiconductor Corp. (a)	41,970	1,707,759
Qualys, Inc. (a)	21,645	2,725,755
TE Connectivity PLC	24,650	3,483,538
Teradyne, Inc.	34,150	2,820,790
Zebra Technologies Corp., Class A (a)	10,260	2,899,066
		24,828,296
Materials (4.9%)
AptarGroup, Inc.	28,190	4,182,832
Avery Dennison Corp.	14,860	2,644,634
Ball Corp.	38,340	1,996,364
RPM International, Inc.	26,200	3,030,816
		11,854,646
Real Estate (4.4%)
AvalonBay Communities, Inc.	11,725	2,516,420
CubeSmart	52,325	2,234,801
Jones Lang LaSalle, Inc. (a)	13,285	3,293,484
STAG Industrial, Inc.	71,310	2,575,717
		10,620,422
Utilities (7.9%)
Atmos Energy Corp.	25,710	3,974,252
Essential Utilities, Inc.	123,380	4,877,211
Eversource Energy	62,925	3,908,272
ONE Gas, Inc.	32,135	2,429,085
WEC Energy Group, Inc.	36,425	3,969,596
		19,158,416
TOTAL COMMON STOCKS (Cost $179,982,644)		239,795,564

Investment Companies (1.0%)

Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	2,544,390	2,544,390
TOTAL INVESTMENT COMPANIES (Cost $2,544,390)		2,544,390
Total Investments (Cost $182,527,034) — 100.0%		242,339,954
Liabilities in excess of other assets — (0.0)%(c)		(118,177)
Net Assets — 100.0%		$242,221,777

Schedule of Portfolio Investments
Boston Trust Midcap Fund
March 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
March 31, 2025 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Consumer Discretionary (10.0%)
Cavco Industries, Inc. (a)	16,299	8,469,449
Choice Hotels International, Inc.	98,649	13,098,614
Columbia Sportswear Co.	110,104	8,333,772
Genuine Parts Co.	59,211	7,054,399
Service Corp. International	184,470	14,794,494
Texas Roadhouse, Inc.	53,141	8,854,885
TopBuild Corp. (a)	29,576	9,019,201
Williams-Sonoma, Inc.	60,028	9,490,427
		79,115,241
Consumer Staples (6.7%)
BJ's Wholesale Club Holdings, Inc. (a)	172,249	19,653,611
Clorox (The) Co.	68,250	10,049,812
McCormick & Co., Inc. (Non Voting)	170,942	14,070,236
Simply Good Foods (The) Co. (a)	281,622	9,713,143
		53,486,802
Energy (5.1%)
Antero Midstream Corp.	528,580	9,514,440
Cactus, Inc., Class A	135,940	6,230,130
Magnolia Oil & Gas Corp., Class A	502,360	12,689,613
Matador Resources Co.	237,220	12,119,570
		40,553,753
Financials (18.1%)
American Financial Group, Inc.	91,465	12,013,013
Cboe Global Markets, Inc.	56,340	12,749,179
Cincinnati Financial Corp.	96,115	14,198,108
Cohen & Steers, Inc.	75,003	6,018,991
Commerce Bancshares, Inc.	150,288	9,352,422
Cullen/Frost Bankers, Inc.	101,309	12,683,887
East West Bancorp, Inc.	76,467	6,863,678
FactSet Research Systems, Inc.	33,610	15,280,450
International Bancshares Corp.	97,090	6,122,495
Jack Henry & Associates, Inc.	48,138	8,789,999
Northern Trust Corp.	128,690	12,695,268
SEI Investments Co.	228,133	17,709,965
Selective Insurance Group, Inc.	98,706	9,035,547
		143,513,002
Health Care (11.0%)
Charles River Laboratories International, Inc. (a)	63,841	9,609,348
Chemed Corp.	22,313	13,729,635
Cooper (The) Cos., Inc. (a)	176,509	14,888,534
Jazz Pharmaceuticals PLC (a)	42,765	5,309,275
Medpace Holdings, Inc. (a)	27,710	8,442,960
STERIS PLC	40,185	9,107,930
Teleflex, Inc.	30,694	4,241,604
Waters Corp. (a)	36,018	13,275,154
Zimmer Biomet Holdings, Inc.	76,768	8,688,602
		87,293,042
Industrials (20.0%)
A O Smith Corp.	130,682	8,541,376
Allegion PLC	127,855	16,679,963
Applied Industrial Technologies, Inc.	48,083	10,835,023
Donaldson Co., Inc.	161,410	10,824,155
ExlService Holdings, Inc. (a)	253,973	11,990,065
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	93,031	11,186,978
Hubbell, Inc.	19,145	6,335,272
IDEX Corp.	61,791	11,182,317
Lincoln Electric Holdings, Inc.	41,236	7,800,202
Masco Corp.	113,850	7,917,129
Nordson Corp.	58,317	11,763,705
Paycom Software, Inc.	70,632	15,431,679
Snap-on, Inc.	41,979	14,147,343
Toro (The) Co.	76,868	5,592,147
Watts Water Technologies, Inc., Class A	40,696	8,298,728
		158,526,082
Information Technology (13.3%)
Akamai Technologies, Inc. (a)	78,786	6,342,273
Amdocs Ltd.	131,855	12,064,733
Axcelis Technologies, Inc. (a)	86,176	4,280,362
Check Point Software Technologies Ltd. (a)	71,650	16,330,468
Dolby Laboratories, Inc., Class A	112,438	9,029,896
F5, Inc. (a)	46,550	12,394,869
NetApp, Inc.	84,599	7,431,176
Progress Software Corp.	180,710	9,308,372
Qualys, Inc. (a)	104,840	13,202,501
Teradyne, Inc.	73,652	6,083,655
Zebra Technologies Corp., Class A (a)	32,874	9,288,877
		105,757,182
Materials (5.4%)
AptarGroup, Inc.	109,628	16,266,603
Avery Dennison Corp.	48,133	8,566,230
RPM International, Inc.	106,330	12,300,254
Silgan Holdings, Inc.	117,200	5,991,264
		43,124,351
Real Estate (5.6%)
Camden Property Trust	70,283	8,595,611
CubeSmart	173,395	7,405,700
Jones Lang LaSalle, Inc. (a)	48,245	11,960,418
Lamar Advertising Co., Class A	81,815	9,308,911
STAG Industrial, Inc.	200,183	7,230,610
		44,501,250
Utilities (4.1%)
Atmos Energy Corp.	66,450	10,271,841
Essential Utilities, Inc.	246,688	9,751,577
IDACORP, Inc.	48,138	5,594,598
ONE Gas, Inc.	94,752	7,162,304
		32,780,320
TOTAL COMMON STOCKS (Cost $664,920,277)		788,651,025

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
March 31, 2025 (Unaudited)
Investment Companies (0.7%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	5,244,046	5,244,046
TOTAL INVESTMENT COMPANIES (Cost $5,244,046)		5,244,046
Total Investments (Cost $670,164,323) — 100.0%		793,895,071
Other assets in excess of liabilities — 0.0%(c)		137,160
Net Assets — 100.0%		$794,032,231

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
March 31, 2025 (Unaudited)

Common Stocks (67.8%)
	Shares	Fair Value ($)
Communication Services (6.9%)
Alphabet, Inc., Class A	20,000	3,092,800
Alphabet, Inc., Class C	40,300	6,296,069
Comcast Corp., Class A	27,575	1,017,518
		10,406,387
Consumer Discretionary (4.6%)
AutoZone, Inc. (a)	780	2,973,968
Booking Holdings, Inc.	225	1,036,555
Lowe's Cos., Inc.	5,800	1,352,734
Ross Stores, Inc.	13,000	1,661,270
		7,024,527
Consumer Staples (4.4%)
Costco Wholesale Corp.	3,600	3,404,808
PepsiCo, Inc.	13,995	2,098,410
Procter & Gamble (The) Co.	7,000	1,192,940
		6,696,158
Energy (2.2%)
ConocoPhillips	32,260	3,387,945
Financials (9.8%)
Chubb Ltd.	9,500	2,868,905
FactSet Research Systems, Inc.	2,565	1,166,152
JPMorgan Chase & Co.	17,685	4,338,131
Marsh & McLennan Cos., Inc.	6,235	1,521,527
Visa, Inc., Class A	14,025	4,915,201
		14,809,916
Health Care (10.4%)
Agilent Technologies, Inc.	5,000	584,900
Becton, Dickinson and Co.	7,250	1,660,685
Cooper (The) Cos., Inc. (a)	11,705	987,317
Johnson & Johnson	18,745	3,108,671
Merck & Co., Inc.	12,250	1,099,560
Stryker Corp.	9,250	3,443,312
UnitedHealth Group, Inc.	6,500	3,404,375
Waters Corp. (a)	4,025	1,483,494
		15,772,314
Industrials (6.6%)
Automatic Data Processing, Inc.	6,695	2,045,523
Deere & Co.	4,000	1,877,400
Donaldson Co., Inc.	13,275	890,222
Hubbell, Inc.	7,000	2,316,370
Union Pacific Corp.	7,750	1,830,860
United Parcel Service, Inc., Class B	9,250	1,017,407
		9,977,782
Information Technology (20.6%)
Accenture PLC, Class A	11,500	3,588,460
Adobe, Inc. (a)	2,605	999,096
Analog Devices, Inc.	6,500	1,310,855
Apple, Inc.	36,265	8,055,544
Applied Materials, Inc.	11,130	1,615,186
Cisco Systems, Inc.	35,515	2,191,631
KLA Corp.	950	645,810
Microsoft Corp.	25,500	9,572,445
NVIDIA Corp.	18,030	1,954,091
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
QUALCOMM, Inc.	3,600	552,996
TE Connectivity PLC	5,500	777,260
		31,263,374
Materials (1.7%)
Air Products and Chemicals, Inc.	5,085	1,499,668
AptarGroup, Inc.	7,570	1,123,237
		2,622,905
Utilities (0.6%)
Eversource Energy	13,755	854,323
TOTAL COMMON STOCKS (Cost $36,456,393)		102,815,631

Corporate Bonds (9.3%)
	Principal Amount ($)
Communication Services (0.9%)
Comcast Corp., 3.95%, 10/15/25	250,000	249,414
Comcast Corp., 3.30%, 4/1/27	250,000	245,254
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	848,255
		1,342,923
Consumer Discretionary (1.4%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,248,173
NIKE, Inc., 2.75%, 3/27/27	500,000	486,221
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	341,998
		2,076,392
Consumer Staples (0.9%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,428,264
Financials (0.9%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	328,332
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	490,141
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	98,122
Mastercard, Inc., 3.30%, 3/26/27	150,000	147,579
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	272,878
		1,337,052
Health Care (1.9%)
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	244,281
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,134,602
Stryker Corp., 1.15%, 6/15/25	100,000	99,249
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	297,292
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,126,679
		2,902,103

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
March 31, 2025 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Industrials (0.8%)
3M Co., 3.00%, 8/7/25, MTN	250,000	248,463
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	143,225
Hubbell, Inc., 3.50%, 2/15/28	150,000	145,621
Hubbell, Inc., 2.30%, 3/15/31	500,000	433,371
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	194,303
		1,164,983
Information Technology (1.1%)
Apple, Inc., 3.00%, 6/20/27	200,000	195,417
Apple, Inc., 2.20%, 9/11/29	350,000	321,640
Intel Corp., 3.90%, 3/25/30	1,000,000	952,635
Oracle Corp., 2.50%, 4/1/25	200,000	200,000
		1,669,692
Materials (0.8%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,263,947
Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	945,821
TOTAL CORPORATE BONDS (Cost $15,230,322)		14,131,177

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	275,490
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	405,592
TOTAL MUNICIPAL BONDS (Cost $856,195)		681,082

U.S. Government & U.S. Government Agency Obligations (21.2%)

Federal Farm Credit Bank (0.4%)
2.75%, 7/16/27	250,000	243,475
2.85%, 3/2/28	250,000	242,438
		485,913
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	761,069
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/41	19,054	18,185
4.00%, 9/15/40	8,348	7,926
		26,111
U.S. Treasury Bond (3.8%)
3.88%, 5/15/43	6,245,000	5,700,514
U.S. Treasury Inflation Indexed Note (4.1%)
0.75%, 7/15/28	632,770	625,308
0.25%, 7/15/29	1,241,900	1,189,493
0.13%, 1/15/32	4,956,407	4,485,461
		6,300,262
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (12.4%)
2.75%, 8/15/32	9,075,000	8,297,244
3.88%, 8/15/33	10,750,000	10,535,840
		18,833,084
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,266,385)		32,106,953

Investment Companies (1.2%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.18% (c)	1,748,239	1,748,239
TOTAL INVESTMENT COMPANIES (Cost $1,748,239)		1,748,239
Total Investments (Cost $86,557,534) — 99.9%		151,483,082
Other assets in excess of liabilities — 0.1%		183,889
Net Assets — 100.0%		$151,666,971

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of March 31, 2025.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
March 31, 2025 (Unaudited)

Common Stocks (99.1%)
	Shares	Fair Value ($)
Communication Services (9.0%)
Alphabet, Inc., Class A	46,605	7,206,997
Alphabet, Inc., Class C	73,290	11,450,097
Comcast Corp., Class A	94,240	3,477,456
		22,134,550
Consumer Discretionary (8.4%)
AutoZone, Inc. (a)	1,485	5,661,978
Booking Holdings, Inc.	740	3,409,113
Lowe's Cos., Inc.	11,600	2,705,468
McDonald's Corp.	7,825	2,444,295
NIKE, Inc., Class B	29,475	1,871,073
Ross Stores, Inc.	20,155	2,575,608
Starbucks Corp.	20,365	1,997,603
		20,665,138
Consumer Staples (4.3%)
Costco Wholesale Corp.	3,480	3,291,314
Hershey (The) Co.	8,800	1,505,064
PepsiCo, Inc.	26,755	4,011,645
Sysco Corp.	24,375	1,829,100
		10,637,123
Energy (3.6%)
ConocoPhillips	85,515	8,980,785
Financials (16.1%)
American Express Co.	10,385	2,794,084
Chubb Ltd.	23,595	7,125,454
FactSet Research Systems, Inc.	5,525	2,511,886
JPMorgan Chase & Co.	45,890	11,256,817
Marsh & McLennan Cos., Inc.	14,780	3,606,764
T. Rowe Price Group, Inc.	18,615	1,710,160
Visa, Inc., Class A	30,300	10,618,938
		39,624,103
Health Care (14.0%)
Agilent Technologies, Inc.	17,020	1,991,000
Becton, Dickinson and Co.	14,240	3,261,814
Cooper (The) Cos., Inc. (a)	27,875	2,351,256
Danaher Corp.	4,145	849,725
Johnson & Johnson	43,660	7,240,574
Merck & Co., Inc.	31,885	2,861,998
Stryker Corp.	15,995	5,954,139
UnitedHealth Group, Inc.	13,950	7,306,313
Waters Corp. (a)	7,655	2,821,403
		34,638,222
Industrials (10.4%)
Automatic Data Processing, Inc.	15,155	4,630,307
Deere & Co.	11,070	5,195,705
Donaldson Co., Inc.	31,875	2,137,538
Hubbell, Inc.	10,345	3,423,264
Union Pacific Corp.	22,010	5,199,642
United Parcel Service, Inc., Class B	23,115	2,542,419
W.W. Grainger, Inc.	2,445	2,415,244
		25,544,119
Information Technology (30.3%)
Accenture PLC, Class A	22,950	7,161,318
Adobe, Inc. (a)	7,010	2,688,545
Analog Devices, Inc.	12,740	2,569,276
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Apple, Inc.	95,395	21,190,091
Applied Materials, Inc.	32,770	4,755,583
Cisco Systems, Inc.	78,745	4,859,354
KLA Corp.	3,285	2,233,143
Microsoft Corp.	55,070	20,672,727
NVIDIA Corp.	46,045	4,990,357
QUALCOMM, Inc.	9,760	1,499,234
TE Connectivity PLC	15,735	2,223,670
		74,843,298
Materials (2.3%)
Air Products and Chemicals, Inc.	11,875	3,502,175
AptarGroup, Inc.	14,295	2,121,092
		5,623,267
Utilities (0.7%)
Eversource Energy	28,200	1,751,502
TOTAL COMMON STOCKS (Cost $89,379,318)		244,442,107

Investment Companies (0.9%)

Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	2,239,798	2,239,798
TOTAL INVESTMENT COMPANIES (Cost $2,239,798)		2,239,798
Total Investments (Cost $91,619,116) — 100.0%		246,681,905
Liabilities in excess of other assets — (0.0)%(c)		(94,724)
Net Assets — 100.0%		$246,587,181

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.
(c)	Represents less than 0.05%.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
March 31, 2025 (Unaudited)

Common Stocks (98.8%)
	Shares	Fair Value ($)
Communication Services (1.1%)
Electronic Arts, Inc.	12,160	1,757,363
Consumer Discretionary (11.1%)
AutoZone, Inc. (a)	915	3,488,693
Choice Hotels International, Inc.	20,200	2,682,156
DR Horton, Inc.	12,700	1,614,551
Genuine Parts Co.	14,605	1,740,040
Lululemon Athletica, Inc. (a)	8,575	2,427,239
Ross Stores, Inc.	20,810	2,659,310
Ulta Beauty, Inc. (a)	5,705	2,091,111
Williams-Sonoma, Inc.	8,010	1,266,381
		17,969,481
Consumer Staples (7.3%)
BJ's Wholesale Club Holdings, Inc. (a)	28,305	3,229,600
Church & Dwight Co., Inc.	15,655	1,723,459
Hershey (The) Co.	11,320	1,936,060
McCormick & Co., Inc. (Non Voting)	21,955	1,807,116
Sysco Corp.	40,355	3,028,239
		11,724,474
Energy (3.0%)
Baker Hughes Co.	108,345	4,761,763
Financials (17.1%)
American Financial Group, Inc.	23,360	3,068,102
Brown & Brown, Inc.	15,925	1,981,070
Cboe Global Markets, Inc.	10,980	2,484,664
Cincinnati Financial Corp.	16,120	2,381,246
Cullen/Frost Bankers, Inc.	18,105	2,266,746
East West Bancorp, Inc.	15,300	1,373,328
FactSet Research Systems, Inc.	7,750	3,523,460
Jack Henry & Associates, Inc.	9,360	1,709,136
M&T Bank Corp.	10,490	1,875,088
Northern Trust Corp.	19,050	1,879,283
SEI Investments Co.	46,455	3,606,302
T. Rowe Price Group, Inc.	16,200	1,488,294
		27,636,719
Health Care (13.8%)
Agilent Technologies, Inc.	15,355	1,796,228
Chemed Corp.	3,050	1,876,726
Cooper (The) Cos., Inc. (a)	37,525	3,165,234
Edwards Lifesciences Corp. (a)	31,780	2,303,414
Labcorp Holdings, Inc.	7,300	1,699,002
Medpace Holdings, Inc. (a)	4,085	1,244,659
Mettler-Toledo International, Inc. (a)	2,315	2,733,806
STERIS PLC	12,515	2,836,525
Veeva Systems, Inc., Class A (a)	9,110	2,110,149
Zimmer Biomet Holdings, Inc.	22,195	2,512,030
		22,277,773
Industrials (18.2%)
A O Smith Corp.	23,360	1,526,810
Allegion PLC	17,320	2,259,567
AMETEK, Inc.	16,610	2,859,245
Broadridge Financial Solutions, Inc.	7,190	1,743,287
Core & Main, Inc., Class A (a)	32,485	1,569,350
Donaldson Co., Inc.	36,460	2,445,008
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	17,820	2,142,855
Hubbell, Inc.	6,480	2,144,297
Lincoln Electric Holdings, Inc.	12,275	2,321,939
Nordson Corp.	9,465	1,909,280
Paychex, Inc.	32,435	5,004,072
Paycom Software, Inc.	15,265	3,335,097
		29,260,807
Information Technology (10.3%)
Amdocs Ltd.	17,990	1,646,085
ANSYS, Inc. (a)	5,890	1,864,538
Check Point Software Technologies Ltd. (a)	11,525	2,626,778
NetApp, Inc.	16,720	1,468,685
ON Semiconductor Corp. (a)	27,765	1,129,758
Qualys, Inc. (a)	14,370	1,809,614
TE Connectivity PLC	16,295	2,302,810
Teradyne, Inc.	23,000	1,899,800
Zebra Technologies Corp., Class A (a)	6,695	1,891,739
		16,639,807
Materials (5.0%)
AptarGroup, Inc.	18,730	2,779,157
Avery Dennison Corp.	9,545	1,698,724
Ball Corp.	28,910	1,505,344
RPM International, Inc.	17,350	2,007,048
		7,990,273
Real Estate (4.6%)
AvalonBay Communities, Inc.	7,740	1,661,159
CubeSmart	34,145	1,458,333
Jones Lang LaSalle, Inc. (a)	10,605	2,629,086
STAG Industrial, Inc.	47,270	1,707,392
		7,455,970
Utilities (7.3%)
Atmos Energy Corp.	18,340	2,834,997
Essential Utilities, Inc.	87,235	3,448,400
Eversource Energy	54,205	3,366,673
ONE Gas, Inc.	28,965	2,189,464
		11,839,534
TOTAL COMMON STOCKS (Cost $122,887,899)		159,313,964

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	2,050,588	2,050,588
TOTAL INVESTMENT COMPANIES (Cost $2,050,588)		2,050,588
Total Investments (Cost $124,938,487) — 100.1%		161,364,552
Liabilities in excess of other assets — (0.1)%		(122,304)
Net Assets — 100.0%		$161,242,248

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
March 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
March 31, 2025 (Unaudited)

Common Stocks (99.5%)
	Shares	Fair Value ($)
Consumer Discretionary (8.8%)
Cavco Industries, Inc. (a)	5,900	3,065,817
Choice Hotels International, Inc.	42,171	5,599,465
Columbia Sportswear Co.	41,374	3,131,598
Genuine Parts Co.	22,817	2,718,417
Texas Roadhouse, Inc.	20,090	3,347,597
TopBuild Corp. (a)	16,280	4,964,586
Williams-Sonoma, Inc.	23,146	3,659,383
		26,486,863
Consumer Staples (6.8%)
BJ's Wholesale Club Holdings, Inc. (a)	65,822	7,510,290
Clorox (The) Co.	26,149	3,850,440
McCormick & Co., Inc. (Non Voting)	65,726	5,409,907
Simply Good Foods (The) Co. (a)	108,370	3,737,682
		20,508,319
Financials (20.2%)
American Financial Group, Inc.	39,110	5,136,707
Cboe Global Markets, Inc.	26,816	6,068,193
Cincinnati Financial Corp.	42,495	6,277,361
Cohen & Steers, Inc.	29,830	2,393,857
Commerce Bancshares, Inc.	57,547	3,581,150
Cullen/Frost Bankers, Inc.	53,578	6,707,966
East West Bancorp, Inc.	29,427	2,641,368
FactSet Research Systems, Inc.	14,310	6,505,898
International Bancshares Corp.	37,083	2,338,454
Jack Henry & Associates, Inc.	23,890	4,362,314
Northern Trust Corp.	48,955	4,829,411
SEI Investments Co.	87,200	6,769,336
Selective Insurance Group, Inc.	35,555	3,254,705
		60,866,720
Health Care (11.0%)
Chemed Corp.	11,470	7,057,720
Cooper (The) Cos., Inc. (a)	67,480	5,691,938
Jazz Pharmaceuticals PLC (a)	16,312	2,025,135
Medpace Holdings, Inc. (a)	10,920	3,327,215
STERIS PLC	18,985	4,302,950
Teleflex, Inc.	11,709	1,618,067
Waters Corp. (a)	15,784	5,817,509
Zimmer Biomet Holdings, Inc.	29,583	3,348,204
		33,188,738
Industrials (25.1%)
A O Smith Corp.	72,445	4,735,005
Acuity, Inc.	14,944	3,935,502
Allegion PLC	49,220	6,421,241
Applied Industrial Technologies, Inc.	31,855	7,178,206
Donaldson Co., Inc.	76,321	5,118,086
ExlService Holdings, Inc. (a)	96,949	4,576,962
Expeditors International of Washington, Inc.	33,502	4,028,616
Franklin Electric Co., Inc.	28,790	2,702,805
Hubbell, Inc.	10,991	3,637,032
IDEX Corp.	29,760	5,385,667
Lincoln Electric Holdings, Inc.	18,370	3,474,869
Masco Corp.	53,564	3,724,841
Nordson Corp.	21,673	4,371,878
Paycom Software, Inc.	26,865	5,869,465
Snap-on, Inc.	15,015	5,060,205
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Toro (The) Co.	31,626	2,300,792
Watts Water Technologies, Inc., Class A	15,532	3,167,285
		75,688,457
Information Technology (14.3%)
Akamai Technologies, Inc. (a)	30,255	2,435,527
Amdocs Ltd.	50,100	4,584,150
Axcelis Technologies, Inc. (a)	32,990	1,638,613
Check Point Software Technologies Ltd. (a)	27,348	6,233,156
Dolby Laboratories, Inc., Class A	55,785	4,480,093
F5, Inc. (a)	17,717	4,717,506
NetApp, Inc.	32,270	2,834,597
Progress Software Corp.	68,568	3,531,938
Qualys, Inc. (a)	54,160	6,820,369
Teradyne, Inc.	28,050	2,316,930
Zebra Technologies Corp., Class A (a)	12,505	3,533,413
		43,126,292
Materials (6.8%)
AptarGroup, Inc.	40,510	6,010,874
Avery Dennison Corp.	27,935	4,971,592
Packaging Corp. of America	14,389	2,849,310
RPM International, Inc.	38,870	4,496,481
Silgan Holdings, Inc.	46,055	2,354,332
		20,682,589
Real Estate (6.5%)
Camden Property Trust	26,904	3,290,359
CubeSmart	69,940	2,987,137
Jones Lang LaSalle, Inc. (a)	19,610	4,861,515
Lamar Advertising Co., Class A	33,472	3,808,444
STAG Industrial, Inc.	133,347	4,816,494
		19,763,949
TOTAL COMMON STOCKS (Cost $250,571,577)		300,311,927

Investment Companies (0.4%)

Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	1,211,200	1,211,200
TOTAL INVESTMENT COMPANIES (Cost $1,211,200)		1,211,200
Total Investments (Cost $251,782,777) — 99.9%		301,523,127
Other assets in excess of liabilities — 0.1%		242,074
Net Assets — 100.0%		$301,765,201

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.

PLC	Public Limited Company

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
March 31, 2025 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (0.3%)
Shutterstock, Inc.	227,004	4,229,085
Consumer Discretionary (8.1%)
Cavco Industries, Inc. (a)	49,700	25,825,611
Choice Hotels International, Inc.	173,945	23,096,417
Columbia Sportswear Co.	298,745	22,612,009
H&R Block, Inc.	342,607	18,812,551
Installed Building Products, Inc.	105,770	18,135,324
		108,481,912
Consumer Staples (4.8%)
Flowers Foods, Inc.	922,392	17,534,672
Lancaster Colony Corp.	122,306	21,403,550
Simply Good Foods (The) Co. (a)	749,148	25,838,114
		64,776,336
Energy (3.3%)
Cactus, Inc., Class A	449,957	20,621,529
Core Laboratories, Inc.	518,522	7,772,645
Helmerich & Payne, Inc.	589,045	15,385,856
		43,780,030
Financials (16.6%)
1st Source Corp.	166,311	9,947,061
Cathay General Bancorp	270,274	11,629,890
Cohen & Steers, Inc.	235,864	18,928,086
Commerce Bancshares, Inc.	322,584	20,074,402
Cullen/Frost Bankers, Inc.	244,698	30,636,190
Donnelley Financial Solutions, Inc. (a)	310,797	13,584,937
Evercore, Inc., Class A	85,238	17,023,733
Hanover Insurance Group (The), Inc.	140,435	24,428,668
Independent Bank Corp.	243,855	15,277,516
International Bancshares Corp.	406,300	25,621,278
Selective Insurance Group, Inc.	265,606	24,313,573
UMB Financial Corp.	106,586	10,775,845
		222,241,179
Health Care (18.2%)
Amphastar Pharmaceuticals, Inc. (a)	509,071	14,757,968
Chemed Corp.	54,502	33,536,171
Corcept Therapeutics, Inc. (a)	237,271	27,101,094
CorVel Corp. (a)	275,987	30,902,264
Haemonetics Corp. (a)	461,365	29,319,746
Halozyme Therapeutics, Inc. (a)	359,356	22,930,506
ICU Medical, Inc. (a)	89,053	12,365,900
Inmode Ltd. (a)	558,809	9,913,272
Prestige Consumer Healthcare, Inc. (a)	335,888	28,876,291
UFP Technologies, Inc. (a)	97,380	19,642,520
US Physical Therapy, Inc.	207,150	14,989,374
		244,335,106
Industrials (18.6%)
Acuity, Inc.	76,595	20,171,293
Applied Industrial Technologies, Inc.	114,517	25,805,261
CSG Systems International, Inc.	410,122	24,800,077
Donaldson Co., Inc.	369,966	24,809,920
ExlService Holdings, Inc. (a)	668,783	31,573,245
Franklin Electric Co., Inc.	245,220	23,021,254
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Insperity, Inc.	89,288	7,967,168
Landstar System, Inc.	111,596	16,761,719
MSC Industrial Direct Co., Inc., Class A	251,988	19,571,908
Toro (The) Co.	181,709	13,219,330
Valmont Industries, Inc.	46,024	13,133,869
Watts Water Technologies, Inc., Class A	137,677	28,075,094
		248,910,138
Information Technology (15.2%)
A10 Networks, Inc.	676,679	11,056,935
Axcelis Technologies, Inc. (a)	195,410	9,706,015
Badger Meter, Inc.	94,694	18,015,534
Dolby Laboratories, Inc., Class A	236,353	18,981,509
InterDigital, Inc.	111,330	23,017,477
Littelfuse, Inc.	122,279	24,057,170
Plexus Corp. (a)	154,147	19,750,855
Power Integrations, Inc.	309,593	15,634,447
Progress Software Corp.	413,592	21,304,124
Qualys, Inc. (a)	217,414	27,378,945
Teradata Corp. (a)	662,039	14,882,637
		203,785,648
Materials (6.4%)
AptarGroup, Inc.	88,193	13,086,077
Graphic Packaging Holding Co.	515,488	13,382,068
Minerals Technologies, Inc.	244,782	15,560,792
Sensient Technologies Corp.	211,023	15,706,442
Silgan Holdings, Inc.	548,908	28,060,177
		85,795,556
Real Estate (3.3%)
Four Corners Property Trust, Inc.	645,276	18,519,421
STAG Industrial, Inc.	724,651	26,174,394
		44,693,815
Utilities (4.5%)
Chesapeake Utilities Corp.	119,678	15,370,245
IDACORP, Inc.	151,655	17,625,344
ONE Gas, Inc.	231,830	17,524,030
Unitil Corp.	155,313	8,960,007
		59,479,626
TOTAL COMMON STOCKS (Cost $1,099,528,678)		1,330,508,431

Investment Companies (0.4%)

Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	5,692,745	5,692,745
TOTAL INVESTMENT COMPANIES (Cost $5,692,745)		5,692,745
Total Investments (Cost $1,105,221,423) — 99.7%		1,336,201,176
Other assets in excess of liabilities — 0.3%		3,483,460
Net Assets — 100.0%		$1,339,684,636

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
March 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
March 31, 2025 (Unaudited)

Common Stocks (98.2%)
	Shares	Fair Value ($)
Australia (5.8%)
Brambles Ltd.	364,100	4,599,758
Insurance Australia Group Ltd.	821,000	3,993,791
Westpac Banking Corp.	115,200	2,295,642
Woodside Energy Group Ltd.	156,600	2,275,074
		13,164,265
Canada (7.9%)
Canadian National Railway Co.	44,200	4,301,287
Intact Financial Corp.	13,000	2,656,009
National Bank of Canada	40,900	3,375,625
Royal Bank of Canada	48,900	5,508,280
Tourmaline Oil Corp.	45,800	2,208,763
		18,049,964
Denmark (1.2%)
Novo Nordisk A/S, Class B	38,500	2,632,566
Finland (2.0%)
Kone OYJ, Class B	83,000	4,579,581
France (11.0%)
Air Liquide SA	26,800	5,090,532
Dassault Systemes SE	46,300	1,762,768
Edenred SE	65,300	2,122,021
EssilorLuxottica SA	9,100	2,622,334
Legrand SA	34,300	3,632,493
L'Oreal SA	4,800	1,784,126
Publicis Groupe SA	42,000	3,962,644
Schneider Electric SE	12,300	2,839,399
Societe BIC SA	17,000	1,151,655
		24,967,972
Germany (8.0%)
Allianz SE (Registered)	7,900	3,023,408
Deutsche Boerse AG	19,400	5,724,159
Hannover Rueck SE	11,200	3,338,248
Merck KGaA	23,300	3,206,312
SAP SE	10,600	2,840,267
		18,132,394
Hong Kong (0.8%)
Sino Land Co. Ltd.	1,899,000	1,900,967
Israel (2.2%)
Check Point Software Technologies Ltd. (a)	13,000	2,962,960
Nice Ltd. (a)	13,300	2,052,988
		5,015,948
Italy (2.2%)
FinecoBank Banca Fineco SpA	109,200	2,162,880
Terna - Rete Elettrica Nazionale	310,200	2,803,363
		4,966,243
Japan (19.8%)
Ajinomoto Co., Inc.	116,000	2,296,535
Chiba Bank (The) Ltd.	172,800	1,635,663
Inpex Corp.	165,000	2,288,681
Kakaku.com, Inc.	120,300	1,722,985
Mitsubishi Estate Co. Ltd.	127,000	2,075,934
Nippon Telegraph & Telephone Corp.	2,967,200	2,867,715
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
Nitto Denko Corp.	204,500	3,782,548
Nomura Research Institute Ltd.	143,400	4,668,008
Oracle Corp. Japan	30,000	3,157,000
Shin-Etsu Chemical Co. Ltd.	91,000	2,596,700
Sumitomo Mitsui Financial Group, Inc.	154,300	3,967,764
Sysmex Corp.	213,900	4,083,354
Terumo Corp.	142,400	2,679,404
Tokio Marine Holdings, Inc.	56,700	2,205,791
Toyota Motor Corp.	281,300	4,972,625
		45,000,707
Jersey, C.I. (0.9%)
Experian PLC	46,600	2,159,226
Luxembourg (0.8%)
Tenaris SA	88,400	1,729,877
Netherlands (5.6%)
ASML Holding NV	7,600	5,029,480
ING Groep NV	132,000	2,586,053
Koninklijke Ahold Delhaize NV	38,000	1,419,492
Koninklijke Vopak NV	41,800	1,815,991
Wolters Kluwer NV	12,900	2,008,482
		12,859,498
Norway (1.2%)
Equinor ASA	103,000	2,720,101
Singapore (2.7%)
DBS Group Holdings Ltd.	133,900	4,598,304
Singapore Exchange Ltd.	168,400	1,667,166
		6,265,470
Spain (1.3%)
Industria de Diseno Textil SA	60,100	2,992,492
Sweden (3.8%)
Assa Abloy AB, Class B	112,500	3,377,392
Atlas Copco AB, Class A	151,600	2,421,573
Svenska Handelsbanken AB, Class A	244,300	2,760,960
		8,559,925
Switzerland (9.6%)
Cie Financiere Richemont SA (Registered)	25,700	4,486,345
Nestle SA (Registered)	66,000	6,669,737
Roche Holding AG	23,600	7,767,412
Sonova Holding AG (Registered)	3,800	1,109,526
Zurich Insurance Group AG	2,625	1,832,271
		21,865,291
United Kingdom (11.4%)
Compass Group PLC	88,400	2,923,945
Mondi PLC	169,000	2,521,013
National Grid PLC	288,300	3,760,651
Next PLC	36,400	5,244,341
RELX PLC	96,400	4,842,239

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
March 31, 2025 (Unaudited)
Common Stocks (continued)
	Shares	Fair Value ($)
United Kingdom (continued)
Schroders PLC	257,700	1,166,732
Unilever PLC	93,200	5,560,972
		26,019,893
TOTAL COMMON STOCKS (Cost $185,261,987)		223,582,380

Investment Companies (1.1%)

Northern Institutional Treasury Portfolio (Premier Class), 4.18% (b)	2,469,344	2,469,344
TOTAL INVESTMENT COMPANIES (Cost $2,469,344)		2,469,344
Total Investments (Cost $187,731,331) — 99.3%		226,051,724
Other assets in excess of liabilities — 0.7%		1,596,134
Net Assets — 100.0%		$227,647,858

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of March 31, 2025.

PLC	Public Limited Company
The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2025:
Industry	Percentage of Total Net Assets
Financials	24.7%
Industrials	15.8
Health Care	10.7
Information Technology	9.9
Consumer Discretionary	9.1
Consumer Staples	7.7
Materials	6.1
Energy	5.8
Communication Services	3.8
Utilities	2.9
Real Estate	1.7
Investment Companies	1.1
Other net assets	0.7
Total	100.0%